As filed with the Securities and Exchange Commission on February 20, 2014
                                                                                                                                                                                                                       File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,055	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,055	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On March 21, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,055 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 21, 2014, the effectiveness of the registration statement for the iShares Barclays Global Aggregate Bond Fund (the “Fund”), filed in Post-Effective Amendment No. 759 on August 20, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
784	November 2, 2012	November 30, 2012
795	November 29, 2012	December 28, 2012
803	December 27, 2012	January 25, 2013
826	January 24, 2013	February 22, 2013
835	February 21, 2013	March 22, 2013
843	March 21, 2013	April 19, 2013
865	April 18, 2013	May 17, 2013
884	May 16, 2013	June 14, 2013
903	June 13, 2013	July 12, 2013
923	July 11, 2013	August 9, 2013
938	August 8, 2013	September 6, 2013
949	September 5, 2013	October 4, 2013
965	October 3, 2013	November 1, 2013
982	October 31, 2013	November 29, 2013
996	November 27, 2013	December 27, 2013
1,016	December 26, 2013	January 24, 2014
1,032	January 23, 2014	February 21, 2014

This Post-Effective Amendment No. 1,055 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 759.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,055 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of February, 2014.

iSHARES TRUST

By:
Manish Mehta*
President

Date: February 20, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,055 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: February 20, 2014

John E. Martinez*
Trustee

Date: February 20, 2014

George G.C. Parker*
Trustee

Date: February 20, 2014

Cecilia H. Herbert*
Trustee

Date: February 20, 2014

Charles A. Hurty*
Trustee

Date: February 20, 2014

John E. Kerrigan*
Trustee

Date: February 20, 2014

Robert H. Silver*
Trustee

Date: February 20, 2014

Robert S. Kapito*
Trustee

Date: February 20, 2014

Madhav V. Rajan*
Trustee

Date: February 20, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: February 20, 2014

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: February 20, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.